Inventory, net (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Inventory, net [Abstract]
Beginning Balance	$ 11,603	$ 8,386	$ 20,472
Provision for impairment of finished and in progress goods, note 21(a)	7,715	6,151	0
Reversal for impairment of finished and in progress goods (continuing operations), note 21(a)	(119)	0	(7,581)
Provision for impairment of spare parts and supplies, note 26	7,039	2,444	0
Reversal for impairment of spare parts and supplies (discontinued operations), note 1(e)	0	(1,345)	(706)
Transfer from mining units held for sale	0	0	1,448
Reversal in provision for impairment of inventories	0	0	(5,137)
Reversal for impairment of spare parts and supplies, note 26	0	0	(110)
Final balance	$ 23,163	$ 11,603	$ 8,386